Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2026
Time Restricted Stock Units
Share-based compensation
Schedule of changes in the stocks

Changes in the TRSUs for the three months ended March 31, 2026 are set forth below:

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2026	206,495	$16.17
TRSUs granted during the three months ended March 31, 2026	116,931	$16.71
TRSUs vested during the three months ended March 31, 2026	(67,375)	$(14.47)
Balance as of March 31, 2026 (none of which are vested)	256,051	$13.29

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested TRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$1,059
2027	1,025
2028	704
2029	109
$2,897
(1)	Nine-month period ending December 31, 2026

Performance-Based Restricted Stock Units
Share-based compensation
Schedule of changes in the stocks

Changes in the PRSUs for the three months ended March 31, 2026 are set forth below:

No. of PRSUs
Balance as of January 1, 2026	138,144
PRSUs granted during the three months ended March 31, 2026	49,241
PRSUs vested during the three months ended March 31, 2026	—
Balance as of March 31, 2026 (none of which are vested)	187,385

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested PRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$573
2027	571
2028	388
2029	60
$1,592
(1)	Nine-month period ending December 31, 2026